PROPERTY AND EQUIPMENT: (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT: [Abstract]
Depreciation and amortization expense	$ 33	$ 39	$ 77